Related Party Transactions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) ventureCapitalFund	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Number of investments in venture capital funds | ventureCapitalFund	2
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%
Investments	$ 1	$ 1
Expenses	$ 6	7	$ 6
Connect Ventures One LP | Son of director
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	10.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 3	3
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 6	$ 6